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VIA EDGARLINK

May 2, 2002

United States Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re:   Elfun Tax-Exempt Income Fund
              File Nos. 2-58407; 811-2735
              ----------------------------

Ladies and Gentlemen:

On behalf of Elfun Tax-Exempt Income Fund (the "Company"), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information ("SAI") being used in connection with the offering of units of beneficial interests in the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 33 for the Company filed with the Securities and Exchange Commission on April 29, 2002 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 229-5193.


Sincerely,


S/Christopher J. Costello
Christopher J. Costello